Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of sources of income before taxes in equity in income of unconsolidated subsidiaries and affiliates
The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2020, 2019, and 2018 are as follows:

	2020	2019	2018
	(in millions)
Parent country source	$(131)	$(3)	$(6)
Foreign sources	(374)	1,173	1,472
Income (loss) before taxes and equity in income of unconsolidated subsidiaries and affiliates	$(505)	$1,170	$1,466

Schedule of income tax provision
The provision for income taxes for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

	2020	2019	2018
	(in millions)

Current income taxes	$235	$203	$353
Deferred income taxes	(285)	(474)	64
Total income tax provision (benefit)	$(50)	$(271)	$417

Schedule of reconciliation of income tax expense	Reconciliations of CNH Industrial’s income tax expense for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in millions)
Tax provision at the parent statutory rate	$(96)	$222	$278
Foreign income taxed at different rates	(6)	79	102
Change in valuation allowance	(9)	(502)	31
Italian IRAP taxes	12	14	21
Tax contingencies	5	7	29
Tax credits and incentives	(36)	(88)	(66)
Goodwill impairment	111	—	—
Nikola fair value remeasurement effect	(24)	—	—
Change in tax rate or law	(14)	(5)	(8)
Withholding taxes	—	2	7
Other	7	—	23
Total income tax provision (benefit)	$(50)	$(271)	$417

Schedule of components of net deferred tax assets
The components of net deferred tax assets as of December 31, 2020 and 2019 are as follows:

	2020	2019
	(in millions)
Deferred tax assets:
Inventories	$85	$66
Warranty and campaigns	217	170
Allowance for credit losses	159	155
Marketing and sales incentive programs	272	285
Other risk and future charges reserve	256	265
Pension, postretirement and postemployment benefits	271	253
Leasing liabilities	117	114
Research and development costs	306	311
Other reserves	400	347
Tax credits and loss carry forwards	798	677
Less: Valuation allowances	(941)	(993)
Total deferred tax assets	$1,940	$1,650
Deferred tax liabilities:
Property, plant and equipment	$423	$523
Other	178	165
Total deferred tax liabilities	601	688
Net deferred tax assets	$1,339	$962
Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2020 and 2019 as follows:

	2020	2019
	(in millions)
Deferred tax assets	$1,451	$1,134
Deferred tax liabilities	(112)	(172)
Net deferred tax assets	$1,339	$962

Schedule of reconciliation of the gross amounts of tax contingencies
A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2020	2019
	(in millions)

Balance, beginning of year	$255	$268
Additions based on tax positions related to the current year	19	26
Additions for tax positions of prior years	39	32
Reductions for tax positions of prior years	(5)	(32)
Reductions for tax positions as a result of lapse of statute	(37)	(14)
Settlements	(1)	(25)
Balance, end of year	$270	$255